Commitments and Contingencies - Contracted lease payments (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Commitments and Contingencies,
2023 (period)	$ 75,604
2024	158,168
2025	153,910
2026	155,508
2027 and thereafter	679,122
Total	$ 1,222,312